Document And Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Definium Therapeutics, Inc.
Entity Central Index Key	0001813814
Entity Emerging Growth Company	true
Entity File Number	001-40360
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1582438
Entity Address, Address Line One	One World Trade Center
Entity Address, Address Line Two	Suite 8500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	(212)
Local Phone Number	220-6633
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Shares
Trading Symbol	DFTX
Security Exchange Name	NASDAQ